CONTRACT ASSETS AND CONTRACT LIABILITIES	6 Months Ended
Mar. 31, 2025
Contract Assets And Contract Liabilities
CONTRACT ASSETS AND CONTRACT LIABILITIES

6.	CONTRACT ASSETS AND CONTRACT LIABILITIES

	As of September 30, 2024	As of March 31, 2025
	RMB	RMB
Contract assets – current, net:
Revenue recognized in excess of amounts paid or billed (account receivable) to the Group on uncompleted contracts	125,144,653	143,899,869
Retention receivables	226,996	2,337,851
Less: allowance for credit loss	(2,292,498)	(2,604,481)
Total	123,079,151	143,633,239
Contract assets – non- current, net:
Retention receivables	4,824,870	4,348,188
Less: allowance for credit loss	-
Total	4,824,870	4,348,188

	As of September 30, 2024	As of March 31, 2025
	RMB	RMB
Contract liabilities:
Payments received or receivable in excess of revenue recognized on uncompleted contracts	255,740	2,337,063
Total	255,740	2,337,063

The movements in the allowance for credit loss related to contract assets for the year ended September 30, 2024 and for the six months ended March 31, 2025 were as follows:

	For the year ended September 30, 2024	For the six months ended March 31, 2025
	RMB	RMB
Balance at beginning of the year	1,253,735	2,292,498
Additions	1,038,763	311,983
Balance at end of the year/period	2,292,498	2,604,481